As filed with the Securities and Exchange Commission on April 29, 2010

1933 Act Registration Number: 333-77993
1940 Act Registration Number: 811-09277

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		X
Pre-Effective Amendment Number
Post-Effective Amendment Number	17

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		X
Post-Effective Amendment Number	17

Viking Mutual Funds
(Exact Name of Registrant as Specified in Charter)

1 North Main, Minot, North Dakota 58703
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (701) 852-5292

With a copy to:
Shannon D. Radke, President	Mark J. Kneedy, Esq.
Viking Mutual Funds	Chapman and Cutler LLP
1 North Main Street	111 West Monroe Street
Minot, ND 58703	Chicago, IL 60603

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after effectiveness.

It is proposed that this filing will become effective:

Immediate upon filing pursuant to paragraph (b)
X	On May 3, 2010, pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
On ___________________, pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
On ___________________, pursuant to paragraph (a)(2)

If appropriate, check the following box:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest

NOTE:

The sole purpose of this filing is to delay the effectiveness of the Registrant's Post-Effective Amendment No. 16 to its Registration Statement until May 3, 2010. Parts A and B of Registrant's Post-Effective Amendment No. 16 under the Securities Act of 1933, filed on March 1, 2010, are incorporated by reference herein.

VIKING MUTUAL FUNDS

PART C
OTHER INFORMATION

ITEM 28: EXHIBITS

(a)	(1)	Certificate of Trust. Incorporated by reference to Registrant's registration statement, filed May 7, 1999, EDGAR Accession No. 0001082744-99-000013.

	(2)	Trust Instrument of Viking Mutual Funds. Incorporated by reference to Registrant's registration statement, filed May 7, 1999, EDGAR Accession No. 0001082744-99-00013.

(3)

Schedule A—Current Series of Viking Mutual Funds. Incorporated by reference to Post-Effective Amendment No. 3 to Registrant's registration statement, filed April 17, 2001 EDGAR Accession No. 0001082744-01-00008.

(b)	By-laws of Viking Mutual Funds. Incorporated by reference to Pre-Effective Amendment No.1 to Registrant's registration statement, filed May 7, 1999, EDGAR Accession No. 0001082744-99-00013.

(c)	Declaration of Trust filed under (a) and By-laws filed under (b).

(d)	(1)	Investment Advisory Agreement Between Viking Mutual Funds and Viking Fund Management, LLC, on behalf of all Series. To be filed on amendment.

	(2)	Sub-Advisory Agreement Between Viking Fund Management, LLC and Fox Asset Management, LLC with respect to Viking Large-Cap Growth Fund and Viking Small-Cap Growth Fund. To be filed on amendment.

(e)	(1)	Distribution Agreement with Integrity Funds Distributor, LLC for Viking Tax-Free Fund for Montana. To be filed on amendment.

	(2)	Distribution Agreement with Integrity Funds Distributor, LLC for Viking Tax-Free Fund for North Dakota. To be filed on amendment.

	(3)	Distribution Agreement with Integrity Funds Distributor, LLC for Viking Large-Cap Value Fund. To be filed on amendment.

	(4)	Distribution Agreement with Integrity Funds Distributor, LLC for Viking Small-Cap Value Fund. To be filed on amendment.

(f)	Bonus, Profit Sharing or Pension Plans. None.

(g)	Custody Agreement with Wells Fargo Bank, N.A. on behalf of all Series.

(h)	(1)	Transfer Agency Agreement Between Viking Mutual Funds and Integrity Fund Services, LLC. To be filed on amendment.

	(2)	Administrative and Accounting Services Agreement Between Viking Mutual Funds and Integrity Fund Services, LLC. To be filed on amendment.

(3)

Expense Limitation Agreement Between Viking Mutual Funds and Viking Fund Management, LLC, on behalf of Viking Tax-Free Fund for Montana, effective April 30, 2010 through April 29, 2011. To be filed on amendment.

(4)

Expense Limitation Agreement Between Viking Mutual Funds and Viking Fund Management, LLC, on behalf of Viking Tax-Free Fund for North Dakota, effective April 30, 2010 through April 29, 2011. To be filed on amendment.

(5)

Expense Limitation Agreement Between Viking Mutual Funds and Viking Fund Management, LLC, on behalf of Viking Large-Cap Growth Fund, effective April 30, 2010 through April 29, 2011. To be filed on amendment.

(6)

Expense Limitation Agreement Between Viking Mutual Funds and Viking Fund Management, LLC, on behalf of Viking Small-Cap Growth Fund, effective April 30, 2010 through April 29, 2011. To be filed on amendment.

(i)	Consent of counsel. To be filed on amendment.

(j)	(1)	Consent of Independent Auditors—Cohen Fund Audit Services, Ltd. To be filed on amendment.

	(2)	Consent of Independent Auditors—Brady, Martz & Associates. To be filed on amendment.

(k)	Other Financial Statements. None.

(l)	Initial Capital Agreements. None.

(m)	Plan of Distribution and Service Pursuant to Rule 12b-1. To be filed on amendment.

(n)	Rule 18f-3. None.

(o)	Reserved.

(p)	Code of Ethics. Incorporated by reference to N-CSR/A, filed March 10, 2005 EDGAR Accession No. 0001082744-05-000014.

(z)	Power of Attorney Authorization. Incorporated by reference to Registrant's registration statement, filed March 1, 2010, EDGAR Accession No. 0001082744-10-000004.

ITEM 29: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

No person is controlled by or under common control with the Registrant.

ITEM 30: INDEMNIFICATION

A Delaware statutory trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant (Covered Person) to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding (Action) in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (Disabling Conduct), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 (1940 Act), of the Registrant (Independent Trustees), nor are parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series (Series) of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (1933 Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31: BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The business of Viking Management, Inc. ("Viking Management") is summarized under "Investment Adviser" in the Statement of Additional Information constituting Part B of this Registration Statement, which summary is incorporated herein by reference.

The information required by this Item 31 with respect to each director, officer, or partner of the Registrant's adviser, Viking Management, is incorporated by reference to Form ADV filed by Viking Management with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-56605).

The information required by this Item 31 with respect to each director, officer, or partner of the Registrant's sub-adviser, Fox Asset Management, LLC, is incorporated by reference to Form ADV filed by Fox Asset Management, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-60656).

ITEM 32: PRINCIPAL UNDERWRITERS

(a)

Integrity Funds Distributor, LLC, the principal underwriter distributing securities of the Registrant, also serves as the principal underwriter for Integrity Managed Portfolios, Integrity Fund of Funds, Inc., and The Integrity Funds. Integrity Funds Distributor, LLC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").

(b)	Set forth below is information concerning the directors and officers of the Registrant's principal underwriter.

	NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER	POSITIONS AND OFFICES WITH REGISTRANT
	Shannon D. Radke PO Box 500 Minot, North Dakota 58702	Director, President	President
	Toben Taft PO Box 500 Minot, North Dakota 58702	Director, Vice President	None
	Laura K. Anderson PO Box 500 Minot, North Dakota 58702	Director, Secretary	None
	James Johnson PO Box 500 Minot, North Dakota 58702	Director, Treasurer	None

(c)	No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

ITEM 33: LOCATION OF ACCOUNTS AND RECORDS

Wells Fargo Bank, NA, Global Trust & Custody, 801 Nicollet Mall, Suite 700, Minneapolis, MN 55479, serves as custodian of the Registrant and maintains all records related to that function. Integrity Fund Services, LLC serves as transfer agent, dividend disbursing, administrative, and accounting services agent of the Registrant and maintains all records related to those functions. Integrity Funds Distributor, LLC serves as the principal underwriter of the Registrant and maintains all records related to that function. Viking Fund Management, LLC and Fox Asset Management, LLC, 331 Newman Springs Road, Suite 122, Red Bank, New Jersey 07701 serve as the Registrant's investment adviser and sub-adviser, respectively, and maintain all records related to those functions. The Registrant maintains all of its corporate records. The address of Integrity Funds Distributor, LLC, Integrity Fund Services, LLC, Viking Fund Management, LLC and the Registrant is 1 Main Street North, Minot, North Dakota 58703.

ITEM 34: MANAGEMENT SERVICES

Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

ITEM 35: UNDERTAKINGS

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, VIKING MUTUAL FUNDS, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment Number 17 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Minot and State of North Dakota on the 29th day of April, 2010.

VIKING MUTUAL FUNDS
By:	/s/ Shannon D. Radke
Shannon D. Radke
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment Number 17 to its Registration Statement has been signed below by the following persons in the capacities indicated on April 29, 2010.

Signature	Title

/s/ Shannon D. Radke	President
Shannon D. Radke	(Principal Executive Officer)

/s/ Adam Forthun	Treasurer
Adam Forthun	(Principal Financial and Accounting Officer)

Robert E. Walstad*	Trustee and Chairman of the Board	)
Jerry M. Stai*	Trustee	)	By:	/s/ Shannon D. Radke
Orlin W. Backes*	Trustee	)		Shannon D. Radke
R. James Maxson*	Trustee	)		Attorney-in-Fact

*An original power of attorney authorizing Shannon D. Radke to execute any amendment to Registration Statement No. 333-77993 for each of the trustees of the Registrant on whose behalf this Post-Effective Amendment No. 17 to the Registration Statement is being filed has been executed and previously filed with the Securities and Exchange Commission.

EXHIBITS